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                               J.P. MORGAN FUNDS
                        J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST

                         SUPPLEMENT DATED JUNE 22, 2001
                  TO THE STATEMENTS OF ADDITIONAL INFORMATION
 FOR J.P. MORGAN FUNDS, J.P. MORGAN INSTITUTIONAL FUNDS AND J.P. MORGAN SERIES
                                     TRUST
                 (EACH A "TRUST" AND COLLECTIVELY THE "TRUSTS")
                     AND ALL OF THEIR CORRESPONDING FUNDS.

    Effective April 26, 2001, the Trustees named new officers of the Trusts and Portfolios. The following should replace information under the heading "OFFICERS" in the Statements of Additional Information:

    The Trust's and Portfolios' executive officers (listed below), other than the officers who are employees of the Advisor, are provided and compensated by J.P. Morgan Fund Distributors, Inc. ("JPFD"), an indirect wholly owned subsidiary of The BISYS Group, Inc., or its affiliate. The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

    The officers of the Trust and the Portfolios, their principal occupations during the past five years, addresses and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and each Portfolio.

    DAVID WEZDENKO; President and Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Wezdenko is the Chief Operating Officer for the U.S. Mutual Funds and Financial Intermediaries Business. Since joining
J.P. Morgan in 1996, he has held numerous financial and operations-related positions supporting the J.P. Morgan Funds Complex. His address is 522 Fifth Avenue, New York, New York, 10036. His date of birth is October 2, 1963.

    SHARON WEINBERG; Vice President and Secretary. Vice President, J.P. Morgan Investment Management Inc. Ms. Weinberg is head of Business and Product Strategy for the U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P. Morgan in 1996, she has held numerous positions throughout the asset management business in mutual funds marketing, legal, and product development. Her address is 522 Fifth Avenue, New York, New York 10036. Her date of birth is June 15, 1959.

    PAUL M. DERUSSO; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. DeRusso has served in Funds Administration as Manager of the Budgeting and Expense Group for the J.P. Morgan Funds Complex and its predecessor since prior to 1996. His address is 522 Fifth Avenue, New York, New York 10036. His date of birth is December 3, 1954.

    CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Ms. Rotundo serves as Manager of the Funds Infrastructure Group and is responsible for the management of special projects. Prior to January 2000, she served as Manager of the Tax Group in Funds Administration and was responsible for U.S. mutual fund tax matters. Her address 522 Fifth Avenue, New York, New York 10036. Her date of birth is September 26, 1965.

    STEPHEN UNGERMAN; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Ungerman is head of the Fund Services Group within Fund Administration. Prior to joining J.P. Morgan in 2000, he held a number of senior management positions in Prudential Insurance Co. of America's asset management business, including Assistant General Counsel, Tax Director, and Co-head of the Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential. His address is 522 Fifth Avenue, New York, New York 10016. His date of birth is June 2, 1953.

    MARY JO PACE; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Ms. Pace serves in Fund Administration as a Manager for the Budgeting and Expense Processing Group since prior to 1996. Her address is 522 Fifth Avenue, New York, New York 10036. Her date of birth is March 13, 1966.

    LAI MING FUNG; Assistant Treasurer. Associate, J.P. Morgan Investment Management Inc. Ms. Fung serves in Fund Administration as a Budgeting Analyst for the Budgeting and Expense Processing Group. Prior to April 1999, she worked with Morgan Stanley Dean Witter as a Section Head in the Fund Accounting Group. Her address is 522 Fifth Avenue, New York, New York 10036. Her date of birth is September 8, 1974.

    JOSEPH J. BERTINI; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, J.P. Morgan Investment Management Inc. Prior to October of 1997, he was an attorney in the
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Mutual Fund Group at SunAmerica Asset Management Inc. His address is 522 Fifth
Avenue, New York, New York 10036. His date of birth is November 4, 1965.

    JUDY R. BARTLETT; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, J.P. Morgan Investment Management Inc. since September 2000. From August 1998 through August 2000, Ms. Bartlett was an attorney at New York Life Insurance Company where she also served as Assistant Secretary for the Mainstay Funds. From October 1995 through July 1998,
Ms. Bartlett was an associate at the law firm of Wilkie Farr & Gallagher. Her address is 522 Fifth Avenue, New York, New York 10036. Her date of birth is
May 29, 1965.

    MARTIN R. DEAN; Assistant Treasurer. Vice President, Administration Services, BISYS Fund Services, L.P. since to prior to 1996. His address is 3435 Stelzer Road, Columbus, OH 43219. His date of birth is September 27, 1963.

    LISA HURLEY; Assistant Secretary. Executive Vice President and General Counsel, BISYS Fund Services, L.P. Prior to May 1998, Ms. Hurley was Counsel to Moore Capital Management. Prior to July 1997, she was General Counsel to Global Asset Management. Prior to May 1996, she was General Counsel to Northstar Investment Management. Her address is 90 Park Avenue, New York, NY 10016. Her date of birth is May 29, 1955.

    ALAINA METZ; Assistant Secretary. Chief Administrative Officer, BISYS Fund Services L.P since prior to 1996. Her address is 3435 Stelzer Road, Columbus, OH 43219. Her date of birth is April 7, 1967.

    The following should replace information about the Advisor's address under the heading "INVESTMENT ADVISOR" in the Statement of Additional Information:

    The Advisor is located at 522 Fifth Avenue, New York, New York 10036.

    The following should replace the information under the heading "DISTRIBUTOR" in the Statement of Additional Information:

    The Trust has entered into a Distribution Agreement dated April 10, 2001 with JPFD pursuant to which JPFD serves as the Trust's exclusive distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, JPFD has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and JPFD. Under the terms of the Distribution Agreement between JPFD and the Trust, JPFD receives no compensation in its capacity as the Trust's distributor.

    The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Members of the Advisory Board" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of JPFD are located at 1211 Avenue of Americas, New York, New York 10036.

    The heading "CO-ADMINISTRATOR" and the information thereunder in the Statement of Additional Information should be deleted in its entirely and replaced by the following:

SUB-ADMINSTRATOR

    Morgan has entered into a Sub-Administration Agreement dated May 1, 2001 with BISYS Fund Services, L.P. ("BISYS"). BISYS performs certain administrative functions. For its services under the Sub-Administration Agreement, BISYS has agreed to receive a portion of the fee allocated to Morgan as the funds' administrator.

    The following should replace the information in the second paragraph under the heading "CUSTODIAN AND TRANSFER AGENT" in the Statement of Additional
Information:

    DST Systems, Inc. ("DST"), 1055 Broadway, Kansas City, Missouri 64105 serves as the Trust's transfer and dividend disbursing agent. As transfer and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of each of the Fund's shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.